Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
Stock-based compensation is rewarded to employees and directors of the Company and accounted for in accordance with ASC 718, “Compensation—Stock Compensation”. Stock-based compensation expense is recognized for equity awards over the vesting period based on their grant-date fair value. Stock-based compensation expense is included within the same financial statement caption where the recipient’s other compensation is reported. The Company accounts for forfeitures as they occur. The Company uses various forms of long-term incentives including, but not limited to RSUs and PSUs, provided that the granting of such equity awards was contingent upon the Company filing Form
S-8
with the SEC, which occurred on December 27, 2021.
In conjunction with entering to the Business Combination Agreement, on June 17, 2021 the Sponsor issued the Profits Interests to certain Mirion employees and the current Chairman of the Board of Mirion which are described in more detail below. These awards are treated as stock-based compensation under ASC Topic 718. As the Profits Interests included the completion of the Business Combination as a vesting condition, the expense that accumulated prior to the Business Combination was recorded on the last day of the Predecessor Period.
2021 Omnibus Incentive Plan
We adopted and obtained stockholder approval at the special meeting of the stockholders on October 19, 2021 of the 2021 Plan.
We have reserved 19,952,329 shares of our Class A common stock for issuance pursuant to awards under the 2021 Plan. The total number of shares of our Class A common stock available for issuance under the 2021 Plan will be increased on the first day of each fiscal year following the date on which the 2021 Plan was adopted in an amount equal to the least of (i) three percent (3%) of the outstanding shares of Class A common stock on the last day of the immediately preceding fiscal year, (ii) 9,976,164 shares of Class A common stock and (iii) such number of shares of Class A common stock as determined by the Committee (as defined and designated under the 2021 Plan) in its discretion. Any employee, director or consultant of the Company or any of its subsidiaries or affiliates is eligible to receive an award under the 2021 Plan, to the extent that an offer of such award is permitted by applicable law, stock market or exchange rules, and regulations or accounting or tax rules and regulations.
The 2021 Plan provides for the grant of stock options (including incentive stock options and non-qualified
stock options), stock appreciation rights, restricted stock, RSUs, PSUs, other share-based awards, or any combination thereof. Each award will be set forth in a separate grant notice or agreement and will indicate the type and terms and conditions of the award.
The purpose of the 2021 Plan is to motivate and reward employees and other individuals to perform at their highest level and contribute significantly to the success of the Company.
As of December 31, 2021, the pool of shares in the 2021 Plan is summarized as follows:

Maximum allowed for issuance	19,952,329
Awards granted	1,238,683
Awards forfeited	—
Available for future awards	18,713,646
Awards vested	—
The table below summarizes certain data for our stock-based compensation plans (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021
Stock-based compensation expense (1)	$5.3	$9.3
Tax (expense) benefit for stock-based compensation (2)	$—	$—

(1)	Includes expense related to Profits Interests for the periods presented. Stock based compensation expense related to RSUs, PSUs and
Director RSUs was immaterial for the periods presented
(2)	Tax (expense) benefit was zero related to Profits Interests expense
Restricted Stock Units
RSUs represent a right to receive one share of our Class A common stock that is both nontransferable and forfeitable unless and until certain conditions are satisfied. Certain RSUs vest ratably over various service periods ranging from three to four years. The fair value of the RSUs is determined using the Company’s share price on the grant date.
Performance-based Restricted Stock Units
PSUs vest over a three year performance period. The number of PSUs to be earned is determined based upon attainment of specific business performance goals over the course of the performance period. If certain minimum performance levels are not attained in the performance period, none of the PSUs will become vested. PSUs are considered variable in that compensation could range from zero to 100% of the award agreement’s target contingent on the performance level attained. The fair value of the PSUs is determined using a Monte Carlo simulation model determined on the grant date with the following assumptions:

MIR Stock Price	$10.70
Expected volatility (1)	41.12%
Risk-free interest rate (2)	0.98%
Dividend yield	0.00%
Fair value	$7.91

(1)	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term.
(2)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.
Director Restricted Stock Units
Members of the Company’s Board of Directors (“Director(s)”) may elect to receive their quarterly retainer fees in the form of Class A common shares that are covered under our effective Registration Statement on Form
S-8.
The retainers are paid quarterly, in arrears in the form of cash or stock at the Director’s election. Directors also receive annual grants of RSUs (“Director RSUs”) that vest quarterly in four installments over the four quarters of the Director’s service following the grant date. The number of RSUs granted is determined by the closing price of Mirion’s Class A common stock on the grant date.
Activity of our RSUs, PSUs and Director RSUs is as follows:

	RSUs		PSUs		Director RSUs
	Quantity	Weighted average grant date fair value	Quantity	Weighted average grant date fair value	Quantity	Weighted average grant date fair value
Beginning balance at Business Combination	—	$—	—	$—	—	$—
Awards granted	974,775	$10.48	229,006	$9.20	34,902	$10.48
Awards vested	—	$—	—	$—	—	$—
Awards forfeited	—	$—	—	$—	—	$—
Total awards outstanding at December 31, 2021	974,775	$10.48	229,006	$9.20	34,902	$10.48
Unrecognized compensation cost and weighted average periods remaining for non-vested
awards as of December 31, 2021 are as follows (in millions):

	Successor
	From October 20, 2021 through December 31, 2021	Weighted average period remaining for non-vested awards as of December 31, 2021
Unrecognized compensation cost
RSUs	$10.2	4 years
PSUs	2.1	3 years
Director RSUs	0.4	4 months

Total unrecognized compensation cost at December 31, 2021	$12.7
Profits Interests
In conjunction with entering into the Business Combination Agreement, on June 17, 2021 the Sponsor issued 3,200,000 Profits Interests to Thomas Logan, the Chief Executive Officer of Mirion, 700,000 Profits Interests to Brian Schopfer, the Chief Financial Officer of Mirion, and 4,200,000 Profits Interests to Lawrence Kingsley, the current Chairman of the Board of Mirion. The Profits Interests are intended to be treated as profits interests for U.S. income tax purposes, pursuant to which Messrs. Logan, Schopfer and Kingsley will have an indirect interest in the founder shares held by the Sponsor.
The Profits Interests are subject to service vesting conditions (fifty percent (50%) of the Profits Interests granted to each of Messrs. Logan and Schopfer service-vest on each of the second and third anniversaries of the Closing, and fifty percent (50%) of the Profits Interests granted to Mr. Kingsley service-vest on each of the first and second anniversaries of the Closing) and performance vesting conditions (under which the price per share of Mirion’s Class A common stock price must meet or exceed certain established thresholds for 20 out of 30 trading days before the fifth anniversary of the Closing Date). The expense will be recognized on a straight-line basis over the related service period for each tranche of awards.
As the Profits Interests included the completion of the Business Combination as a vesting condition, the expense that accumulated prior to the Business Combination was recorded on the last day of the Predecessor Period.
Of the Profits Interests, $3.2 million have a performance vesting threshold price of $12 per share of Mirion Class A common stock, $2.0 million have a threshold price of $14 per share of Mirion Class A common stock, and $3.0 million have a threshold price of $16 per share of Mirion Class A common stock. Based upon a valuation model using Monte Carlo simulations, a fair value price per share of $8.03, $6.83, and $5.74 has been estimated for the $12, $14, and $16 price per share performance vesting conditions, respectively. The fair value of the Profits Interests are estimated based on a valuation model using Monte Carlo simulations, for the $12, $14, and $16 per share performance vesting conditions, with the following assumptions:

Cost of equity (1)	8.5%
Risk-free interest rate (2)	0.1%
Expected volatility (3)	30.0%
Expected term (in years) (4)	5
Average fair value of all profits interests	$6.90

(1)	Cost of equity based on a group of comparable entities
(2)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.

(3)	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term and the expected term.
(4)	Expected term is based on probability and expected timing of market events.
No additional Profits Interests have been granted after the June 17, 2021 grant. As of December 31, 2021 there is $41.3 million of unrecognized expense to be recognized over a weighted average period of approximately 2 years.
Predecessor Period
Prior to the Business Combination, the Company accounted for share-based compensation related to restricted share awards granted to certain employees by recognizing the grant date fair value of the awards over the requisite service period, which is equal to the vesting period. The Company had the option to buy back the unvested awards upon termination of employment at the lesser of the original issuance price paid by employees or the fair value of the shares on the buy-back
date. The Company estimated the value of the restricted share awards by using the Black-Scholes option valuation model, which requires the use of certain subjective assumptions. Significant assumptions include management’s estimates of the estimated share price volatility, the expected life of the awards and related employee forfeiture rates.
As of the Closing Date, Mirion TopCo’s board of directors had authorized the issuance of 1,483,795 A Ordinary shares for the fair value at the time of issuance (the “Predecessor Shares”). The Predecessor Shares were issued subject to certain vesting conditions, restrictions on transfer and repurchase rights by Mirion, other employees of the Company or by investors in Mirion. Under the service-vesting conditions, the Predecessor Shares, vested over four years, with one-quarter
vesting after one year of service, and the remainder vesting in equal installments over the subsequent thirty-six
months.
Vesting of all Predecessor Shares was subject to acceleration in the event of certain change of control transactions. The Predecessor Shares had voting rights and participated in dividends and distributions, if declared; however, the holders of the Predecessor Shares forfeited their voting rights upon termination of employment regardless of vesting status.
The unvested Predecessor Shares were subject to repurchase at a price equal to the lesser of (i) the fair value at the issuance date or (ii) the fair value of the Predecessor Shares as determined on the repurchase date. The Company determined that this repurchase right was a forfeiture provision and accounted for the Predecessor Shares issued to management as a share-based compensation arrangement, with a requisite service period of 4 years. The fair value of the Predecessor Shares was estimated using the Black-Scholes option-pricing model, with the following assumptions:

	Predecessor
	June 30, 2020	June 30, 2019
Dividend yield	0.0%	0.0%
Risk-free interest rate (1)	0.2%	2.7%
Expected volatility (2)	55.7%	25.1%
Expected term (in years) (3)	3	2
Fair value	$0.37	$0.16

(1)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.
(2)	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term and the expected term.
(3)	Expected term is based on probability and expected timing of market events.

No Predecessor Shares were issued during the fiscal year ended June 30, 2021 or during the Predecessor Stub Period from July 1, 2021 through October 19, 2021.
A summary of restricted stock activity within the Company’s equity plans and changes for the years ended June 30, 2021, 2020 and 2019 and the Predecessor Stub Period, is as follows:

	Shares (in millions)	Weighted Average Grant- Date Fair Value	Total Fair Value (in millions)
Restricted Stock Awards
Nonvested at June 30, 2019	0.4	$0.39	$0.2
Granted	0.2	0.37	0.1
Vested	(0.1)	0.27	—
Repurchased	(0.1)	0.57	(0.1)

Nonvested at June 30, 2020	0.4	$0.41	$0.1
Granted	—	—	—
Vested	(0.2)	0.35	(0.1)
Repurchased	—	—	—

Nonvested at June 30, 2021	0.2	$0.27	$—
Granted	—	—	—
Vested	(0.2)	0.27	—
Repurchased	—	—	—

Nonvested at October 19, 2021	—	$—	$—
The Company repurchased from and reissued 144,219 Predecessor Shares to members of the management team during fiscal year ended June 30, 2021. Any forfeited Predecessor Shares of restricted common stock were treated as a cancellation with remaining unrecognized expense for the unvested awards recognized on the date of cancellation. The Company did no
t reverse previously recognized compensation expenses as a result of these cancellations. No Predecessor Shares were repurchased or reissued during the fiscal year ended June 30, 2021 and through October 19, 2021.
Total share-based compensation expense in our consolidated statement of operations and comprehensive loss for fiscal years June 30, 2021, 2020 and 2019 was $0.0 million, $0.2 million, and $0.1 million, respectively. The total value of the Predecessor Shares is amortized as compensation expense ratably over the vesting period of each individual tranche, beginning at the grant date.